Accumulated Other Comprehensive Income (Changes in Each Component of Accumulated Other Comprehensive Income, Net of Tax) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of fiscal year	¥ 8,772,057	¥ 8,183,191
Less: reclassification adjustments for losses (gains) included in net income	(192,335)
Change during year	222,538	51,557	¥ (573,642)
Balance at end of fiscal year	9,503,700	8,772,057	8,183,191
Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of fiscal year	1,521,163	1,469,308	2,041,005
Cumulative effect of change in accounting principles		330
Balance at beginning of fiscal year, adjusted	1,521,163	1,469,638	2,041,005
Change during year	220,731	51,525	(571,697)
Balance at end of fiscal year	1,741,894	1,521,163	1,469,308
Net unrealized gains (losses) on available-for-sale securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of fiscal year	1,461,302	1,409,459	1,747,607
Cumulative effect of change in accounting principles		(85)
Balance at beginning of fiscal year, adjusted	1,461,302	1,409,374	1,747,607
Foreign currency translation adjustments during year	282,141	273,844	(189,479)
Less: reclassification adjustments for losses (gains) included in net income	(186,858)	(221,916)	(148,669)
Change during year	95,283	51,928	(338,148)
Balance at end of fiscal year	1,556,585	1,461,302	1,409,459
Foreign currency translation adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of fiscal year	(5,535)	6,310	129,179
Cumulative effect of change in accounting principles		415
Balance at beginning of fiscal year, adjusted	(5,535)	6,725	129,179
Foreign currency translation adjustments during year	(26,936)	(11,920)	(122,081)
Less: reclassification adjustments for losses (gains) included in net income	(2,605)	(340)	(788)
Change during year	(29,541)	(12,260)	(122,869)
Balance at end of fiscal year	(35,076)	(5,535)	6,310
Pension liability adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of fiscal year	65,396	53,539	164,219
Foreign currency translation adjustments during year	157,737	11,561	(107,497)
Less: reclassification adjustments for losses (gains) included in net income	(2,748)	296	(3,183)
Change during year	154,989	11,857	(110,680)
Balance at end of fiscal year	¥ 220,385	¥ 65,396	¥ 53,539